Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 185	$ 176
Research and development [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	126	122
Sales and marketing [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	11	14
General and administrative [Member]
Share Options (Details) - Schedule of Company’s Equity-Based Awards Recognized [Line Items]
Share-based compensation	$ 48	$ 40